Quarterly Holdings Report
for

Fidelity® SAI International Low Volatility Index Fund

January 31, 2020

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV2-QTLY-0320
1.9866140.104

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 1.4%
Sonic Healthcare Ltd.	1,179,781	$24,729,083
Telstra Corp. Ltd.	7,228,359	18,431,965

TOTAL AUSTRALIA		43,161,048

Belgium - 0.5%
Colruyt NV	143,389	7,180,005
Elia System Operator SA/NV	97,724	9,429,130

TOTAL BELGIUM		16,609,135

Bermuda - 2.9%
Cheung Kong Infrastructure Holdings Ltd.	2,173,000	15,160,615
Hiscox Ltd.	869,011	15,067,056
Jardine Matheson Holdings Ltd.	830,285	46,281,715
Jardine Strategic Holdings Ltd.	358,766	10,978,331

TOTAL BERMUDA		87,487,717

Cayman Islands - 0.0%
China Huishan Dairy Holdings Co. Ltd. (a)(b)	5,145,000	139,115
Denmark - 1.1%
Christian Hansen Holding A/S	289,364	21,535,280
Tryg A/S	358,360	10,871,159

TOTAL DENMARK		32,406,439

Finland - 2.0%
Kesko Oyj	201,352	13,630,808
Sampo Oyj (A Shares)	1,023,056	46,310,858

TOTAL FINLAND		59,941,666

France - 9.5%
Essilor International SA	345,043	51,373,439
L'Oreal SA	179,577	50,168,372
Orange SA	2,349,680	33,215,025
Orpea	151,292	19,732,150
Sanofi SA	604,342	58,281,791
SCOR SE	464,600	19,801,620
Sodexo SA	228,257	23,947,841
Thales SA	307,926	33,884,159

TOTAL FRANCE		290,404,397

Germany - 7.2%
Beiersdorf AG	291,400	33,037,143
Deutsche Borse AG	180,232	29,393,280
Deutsche Telekom AG	2,227,224	36,071,690
Hannover Reuck SE	138,017	26,863,391
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	187,515	55,380,683
Symrise AG	365,951	37,720,439

TOTAL GERMANY		218,466,626

Hong Kong - 6.6%
CLP Holdings Ltd.	4,598,000	47,817,122
Hang Seng Bank Ltd.	1,773,300	35,844,313
Hong Kong & China Gas Co. Ltd.	11,260,654	21,549,282
Link (REIT)	3,921,600	39,657,242
MTR Corp. Ltd.	4,573,447	25,650,917
Power Assets Holdings Ltd.	4,052,500	29,256,682

TOTAL HONG KONG		199,775,558

Israel - 1.0%
Bank Hapoalim BM (Reg.)	2,389,038	20,596,349
Israel Discount Bank Ltd. (Class A)	442,158	2,015,517
Mizrahi Tefahot Bank Ltd.	296,814	8,111,895

TOTAL ISRAEL		30,723,761

Japan - 29.6%
Activia Properties, Inc.	2,077	11,060,243
Advance Residence Investment Corp.	1,405	4,418,540
Ajinomoto Co., Inc.	1,606,200	26,453,880
Ana Holdings, Inc.	314,000	9,807,538
Aozora Bank Ltd.	344,570	9,284,735
Asahi Group Holdings	969,130	44,926,957
Canon, Inc.	348,400	9,136,549
Central Japan Railway Co.	254,780	50,008,653
Chugoku Electric Power Co., Inc.	920,810	12,153,045
Daito Trust Construction Co. Ltd.	200,300	23,594,649
Daiwa House REIT Investment Corp.	4,462	11,904,761
Fujifilm Holdings Corp.	967,310	48,040,960
Hankyu Hanshin Holdings, Inc.	740,740	30,053,412
Japan Airlines Co. Ltd.	341,000	9,592,487
Japan Prime Realty Investment Corp.	2,733	12,643,818
Japan Real Estate Investment Corp.	4,107	29,990,653
Japan Retail Fund Investment Corp.	7,756	16,596,340
Keihan Electric Railway Co., Ltd.	318,300	14,393,861
Kenedix Office Investment Corp.	1,269	10,193,363
Kintetsu Group Holdings Co. Ltd.	565,400	29,798,427
Kyushu Railway Co.	44,400	1,452,738
Nagoya Railroad Co. Ltd.	582,500	17,089,539
Nippon Building Fund, Inc.	4,130	33,455,898
Nippon Telegraph & Telephone Corp.	2,028,696	51,725,742
NTT Data Corp.	1,516,300	21,299,802
NTT DOCOMO, Inc.	909,100	25,829,716
Odakyu Electric Railway Co. Ltd.	811,010	17,989,384
Oriental Land Co. Ltd.	271,900	35,410,893
ORIX JREIT, Inc.	8,178	17,278,727
Osaka Gas Co. Ltd.	1,217,360	20,600,009
Otsuka Holdings Co. Ltd.	999,060	44,383,635
Secom Co. Ltd.	516,270	45,304,065
Seven & i Holdings Co. Ltd.	1,121,900	43,017,388
SHIMANO, Inc.	252,900	38,776,514
Suntory Beverage & Food Ltd.	85,100	3,602,989
Tobu Railway Co. Ltd.	579,700	20,421,063
Tokyo Gas Co. Ltd.	1,153,900	25,369,647
Toyo Suisan Kaisha Ltd.	301,280	12,622,400
Yamada Denki Co. Ltd.	2,118,400	10,677,296

TOTAL JAPAN		900,360,316

Netherlands - 1.8%
Koninklijke Ahold Delhaize NV	1,920,235	47,125,386
Unilever NV	136,644	7,973,481

TOTAL NETHERLANDS		55,098,867

Norway - 1.0%
Marine Harvest ASA	1,300,630	31,137,234
Singapore - 2.2%
Ascendas Real Estate Investment Trust	1,135,784	2,615,178
CapitaMall Trust	8,206,200	15,087,436
Singapore Airlines Ltd.	1,547,100	9,644,664
Singapore Telecommunications Ltd.	16,886,200	40,632,589

TOTAL SINGAPORE		67,979,867

Spain - 0.6%
Enagas SA	663,861	17,905,723
Sweden - 1.4%
Svenska Handelsbanken AB (A Shares)	4,538,184	44,461,546
Switzerland - 15.0%
Baloise Holdings AG	143,061	25,888,219
Galenica Sante Ltd. (c)	148,267	10,128,705
Givaudan SA	16,624	54,884,053
Helvetia Holding AG (Reg.)	96,919	13,966,318
Lindt & Spruengli AG	118	11,013,497
Nestle SA (Reg. S)	535,799	59,094,719
Novartis AG	615,696	58,163,671
PSP Swiss Property AG	25,594	3,874,175
Roche Holding AG (participation certificate)	194,875	65,374,448
SGS SA (Reg.)	11,152	32,314,402
Swiss Prime Site AG	208,946	25,554,235
Swiss Re Ltd.	479,571	54,270,389
Swisscom AG	74,353	40,881,799

TOTAL SWITZERLAND		455,408,630

United Kingdom - 13.6%
Admiral Group PLC	678,524	20,240,435
Bunzl PLC	995,512	25,831,371
Compass Group PLC	1,974,486	48,813,695
Diageo PLC	1,328,647	52,538,847
Direct Line Insurance Group PLC	4,023,838	17,948,929
GlaxoSmithKline PLC	153,107	3,594,864
Informa PLC	3,663,355	37,480,642
National Grid PLC	4,538,943	60,284,375
Pearson PLC	1,519,268	11,339,712
RELX PLC (London Stock Exchange)	2,234,275	59,390,749
Royal Dutch Shell PLC Class B (United Kingdom)	55,382	1,455,252
Smith & Nephew PLC	2,240,267	53,902,883
Unilever PLC	344,481	20,548,768
United Utilities Group PLC	33,097	442,946

TOTAL UNITED KINGDOM		413,813,468

TOTAL COMMON STOCKS
(Cost $2,768,331,633)		2,965,281,113
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.82% 3/19/20(d)
(Cost $1,646,111)	$1,650,000	1,646,865
	Shares	Value

Money Market Funds - 2.1%
Fidelity Cash Central Fund 1.58% (e)	62,252,007	62,264,458
Fidelity Securities Lending Cash Central Fund 1.59% (e)(f)	1,110,484	1,110,595
TOTAL MONEY MARKET FUNDS
(Cost $63,375,053)		63,375,053
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $2,833,352,797)		3,030,303,031
NET OTHER ASSETS (LIABILITIES) - 0.4%(g)		13,673,707
NET ASSETS - 100%		$3,043,976,738

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	798	March 2020	$78,862,350	$(1,555,767)	$(1,555,767)

The notional amount of futures purchased as a percentage of Net Assets is 2.6%

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,128,705 or 0.3% of net assets.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,646,865.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

 (g) Includes $1,686,431 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$211,187
Fidelity Securities Lending Cash Central Fund	12,895
Total	$224,082

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.